Borrowings And Debentures	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Borrowings And Debentures
22.	BORROWINGS AND DEBENTURES

(1)	Details of borrowings are as follows (Unit: Korean Won in millions):

	December 31, 2021
	Lenders	Interest rate (%)	Amount
Borrowings in local currency:
Borrowings from The BOK	The BOK	0.3	3,144,897
Borrowings from government funds	Small Enterprise and Market Service and others	0.0 ~ 2.4	2,053,611
Others	The Korea Development Bank and others	0.0 ~ 3.1	9,984,518

Sub-total			15,183,026

Borrowings in foreign currencies:
Borrowings in foreign currencies	JPMorgan Chase & Co. and others	(0.5) ~ 7.3	8,545,077
Bills sold	Others	0.0 ~ 1.3	9,111
Call money	Bank and others	(0.5) ~ 2.6	317,961
Bonds sold under repurchase agreements	Other financial institutions	(0.5) ~ 10.6	749,976
Present value discount			(49,692)

Total			24,755,459

(*)	As of December 31, 2021, foreign currency borrowings subject to fair value hedges were included in the amount of 35,694 million Won.

	December 31, 2022
	Lenders	Interest rate (%)	Amount
Borrowings in local currency:
Borrowings from The BOK	The BOK	0.3 ~ 1.8	3,040,877
Borrowings from government funds	Small Enterprise and Market Service and others	0.0 ~ 3.5	2,021,049
Others	The Korea Development Bank and others	0.0 ~ 6.7	9,562,082

Sub-total			14,624,008

Borrowings in foreign currencies:
Borrowings in foreign currencies	The Export-Import Bank of Korea and others	(0.1) ~ 10.6	11,161,294
Bills sold	Others	0.0 ~ 2.4	7,308
Call money	Bank and others	1.6 ~ 5.5	400,071
Bonds sold under repurchase agreements	Other financial institutions	0.2 ~ 6.4	2,313,044
Present value discount			(76,122)

Total			28,429,603

(2)	Details of debentures are as follows (Unit: Korean Won in millions):

	December 31, 2021		December 31, 2022
	Interest rate (%)	Amount	Interest rate (%)	Amount
Face value of bond (*) :
Ordinary bonds	0.7 ~ 3.6	37,004,942	0.8 ~ 7.5	37,132,334
Subordinated bonds	1.9 ~ 5.1	6,767,442	1.9 ~ 5.1	5,835,325
Other bonds	0.8 ~ 17.0	911,190	0.8 ~ 17.0	1,271,364

Sub-total		44,683,574		44,239,023

Discounts on bonds		(29,710)		(40,537)

Total		44,653,864		44,198,486

(*)
Included debentures under fair value hedge amounting to and 2,366,724 million
W
on and 3,076,983 million
W
on as of December 31, 2021 and 2022 respectively. Also, debentures under cash flow hedge amounting to 819,298 million
W
on and 1,324,812 million
W
on are included as of December 31, 2021 and 2022 respectively.